Income from operations - Employee benefit expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from operations [Abstract]
Wages and salaries	[1]	€ 5,251	€ 4,849	€ 4,856
Post-employment benefits costs		379	351	347
Social security contributions		564	524	514
Voluntary social security contributions		112	103	108
Total employee benefits expense		€ 6,307	€ 5,827	€ 5,824

[1]	Salaries and wages includes EUR 105 million (2018: EUR 102 million, 2017: EUR 122 million) of share-based compensation expenses.